Document And Entity Information	9 Months Ended
Sep. 30, 2018
Document Information [Line Items]
Entity Registrant Name	Aptose Biosciences Inc.
Entity Central Index Key	0000882361
Trading Symbol	apto
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Amendment Flag	false